Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
Accounting Standards Codification Topic 820 ("ASC 820") defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires classification based on observable and unobservable inputs when measuring fair value. The three levels of inputs that may be used to measure fair value are as follows:
Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.
The following is a description of the valuation techniques and inputs used for significant classes of assets measured at fair value:
Common stock - Valued at the closing price reported on the active market on which the individual securities are traded.
Interest-bearing cash - Valued at cost, which approximates fair value.
Mutual funds and money market funds - Valued at the net asset value of shares held by the Plan at year-end based on publicly traded values for the funds.
Self-directed brokerage assets - The self-directed brokerage assets consist primarily of common stock and mutual funds, which are valued at the closing price reported on the active market on the last business day of the year, and cash, which is recorded at cost, which approximates fair value.
Common collective trust funds - Valued at the net asset value provided by the administrator of the trust.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement as of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets
Money market fund and cash	$11,646,159	$11,646,159	—	—
Polaris Inc. common stock	13,738,232	13,738,232	—	—
Mutual funds	339,157,838	339,157,838	—	—
Self-directed brokerage accounts	34,869,009	34,869,009	—	—
Common collective trust funds	867,904,519	867,904,519	—	—
Total	$1,267,315,757	$1,267,315,757	—	—

	Fair Value Measurement as of December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets
Money market fund and cash	$6,718,880	$6,718,880	—	—
Polaris Inc. common stock	8,867,204	8,867,204	—	—
Mutual funds	319,545,834	319,545,834	—	—
Self-directed brokerage accounts	26,940,393	26,940,393	—	—
Common collective trust funds	746,100,674	746,100,674	—	—
Total	$1,108,172,985	$1,108,172,985	—	—